ACQUISITION	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
ACQUISITION
NOTE 3:-	ACQUISITIONS

On October 23, 2018, the Company completed the
acquisition
of all
outstanding
shares of Dome9 Security Ltd, a privately-held Israeli-based company and its wholly-owned subsidiary in the United States.
The Company accounted for this transaction as a business combination and allocated the purchase consideration to assets acquired and liabilities assumed based on their estimated fair values, as presented in the following table:

Amount
Goodwill	$138.2
Core technology	27.0
Net liabilities assumed	(4.5)
Total	$160.7

On January 10, 2019, the Company completed the acquisition of all outstanding shares of ForceNock Ltd, a privately-held Israeli-based company.
On November 14, 2019, the Company completed the acquisition of all outstanding shares of Cymplify Security Ltd, a privately-held Israeli-based company.
On December 3, 2019, the Company completed the acquisition of all outstanding shares of Protego Inc, a privately-held
US-based
company.
The purchase price for all the acquisitions mentioned was allocated to tangible and intangible assets acquired and liabilities assumed based on their respective fair values. In addition, the transactions included additional consideration related to compensation for post combination services which were recorded as prepaid expenses and other long term assets and will be recognized over the requisite service period.
These acquisitions were
insignificant
individually or in the aggregate.